Business Combinations - Summary of Purchase Price of Acquisition, Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date (Details)	Mar. 31, 2021 CAD ($)	Feb. 10, 2021 CAD ($)	Feb. 10, 2021 USD ($)	Jul. 24, 2019 CAD ($)	Jul. 24, 2019 USD ($)
SugarLeaf
Disclosure Of Business Combinations [Line Items]
Trade and other receivables	$ 151,178			$ 151,178
Inventories				1,130,965
Property and equipment				1,936,574
Right-of-use asset				499,797
Assets acquired				25,100,548
Trade and other payables				125,956
Lease liability				522,843
Liabilities assumed				648,799
Net assets acquired				24,451,749
Goodwill				115,817,746
Gross purchase consideration				140,269,495
Less: Settlement of pre-existing relationship				(1,566,362)
Purchase price				138,703,133
Cash				15,770,400	$ 12,000,000
Common shares				7,966,970
Contingent consideration - Classified as a liability				94,375,855
Contingent consideration - Classified as contributed surplus				20,589,908
Total consideration				23,737,370	$ 18,062,220
SugarLeaf | Customer relationships
Disclosure Of Business Combinations [Line Items]
Identifiable intangible assets recognised as of acquisition date				9,173,116
SugarLeaf | Farmer Relationships
Disclosure Of Business Combinations [Line Items]
Identifiable intangible assets recognised as of acquisition date				$ 12,208,918
Sprout Foods, Inc Acquisition
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ 3,633,699
Trade receivables		2,618,278
Inventories		9,780,303
Prepaid expenses and other current assets		226,226
Property and equipment		178,488
Right-of-use asset		1,132,815
Other assets		7,044,969
Assets acquired		53,001,403
Trade and other payables		6,554,426
Lease liability		1,132,815
Promissory note		14,528,860
Liabilities assumed		22,216,101
Net assets acquired		30,785,302
Non-controlling interest measured at fair value (49.9%)		(29,825,623)
Goodwill		28,990,097
Purchase price		29,949,776
Cash		7,615,800	$ 6,000,000
Common shares		22,333,976
Tradenames		28,386,625
Total consideration		$ 29,949,776